Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
The components of our income tax provision for the years ended December 31, were as follows:

(millions)	2024	2023	2022
Current tax provision
Federal	$2,247	$1,102	$733
State	58	19	13
Deferred tax expense (benefit)
Federal	(70)	(120)	(529)
State	(2)	0	(17)
Total income tax provision	$2,233	$1,001	$200
The provision for income taxes in the consolidated statements of comprehensive income differed from the statutory rate for the years ended December 31, as follows:

	2024		2023		2022
($ in millions)	Expense (Benefit)	Rate Impact	Expense (Benefit)	Rate Impact	Expense (Benefit)	Rate Impact
Income before income taxes	$10,713		$4,904		$922
Tax at statutory federal rate	$2,250	21%	$1,030	21%	$194	21%
Tax effect of:
State income taxes, net of federal taxes	44	0	15	0	(3)	0
Stock-based compensation	(34)	0	(22)	(1)	(18)	(2)
Tax-deductible dividends	(18)	0	(5)	0	(2)	0
Nondeductible compensation expense	10	0	10	0	11	1
Tax-preferenced investment income	(10)	0	(10)	0	(13)	(1)
Tax credits	(7)	0	(17)	0	(15)	(2)
Goodwill impairment[1]	0	0	0	0	47	5
Other items, net	(2)	0	0	0	(1)	0
Total income tax provision	$2,233	21%	$1,001	20%	$200	22%
[1] The ARX Holding Corp. acquisition did not create goodwill for income tax purposes. As a result, the impairment was not deductible for income tax purposes.
Deferred income taxes reflect the tax effects of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. The following table shows the components of the net deferred tax assets and liabilities at December 31:

(millions)	2024	2023
Federal deferred income tax assets:
Unearned premiums reserve	$991	$836
Net unrealized losses on fixed-maturity securities	376	427
Loss and loss adjustment expense reserves	342	293
Non-deductible accruals	274	238
Software development costs	89	66
Operating lease liabilities	41	37
Hedges on forecasted transactions	4	4
Other	27	13
Federal deferred income tax liabilities:
Net holding period gains on equity securities	(588)	(451)
Deferred acquisition costs	(412)	(354)
Property and equipment	(85)	(88)
Operating lease assets	(41)	(37)
Investment basis differences	(22)	0
Prepaid expenses	(10)	(6)
Loss and loss adjustment expense reserve transition adjustment	(8)	(16)
Other	(24)	(26)
Net federal deferred income taxes	954	936
State deferred income tax assets[1]	42	40
Total	$996	$976
[1] State deferred tax assets are recorded in other assets on our consolidated balance sheets.
Although realization of the deferred tax assets is not assured, management believes that it is more likely than not that the deferred tax assets will be realized based on our expectation that we will be able to fully utilize the deductions that are ultimately recognized for tax purposes and, therefore, no valuation allowance was needed at December 31, 2024 or 2023. We believe our deferred tax asset related to net unrealized losses on fixed-maturity securities will be realized based on the existence of current temporary differences related to unrealized gains in our equity portfolio and prior-year capital gains.
At December 31, 2024 and 2023, we had net current income taxes payable of $26 million and $312 million, respectively, which were reported in accounts payable, accrued expenses, and other liabilities on our consolidated balance sheets. This balance, which represented our estimated tax liability for the year less payments made during the year, and less any taxes paid in prior years recoverable through carryback, may fluctuate from period to period due to normal timing differences.

At December 31, 2024 and 2023, we have not recorded any unrecognized tax benefits or related interest and penalties. For the years ended December 31, 2024, 2023, and 2022, we recognized immaterial amounts of interest and penalties as a component of the income tax provision.
The Progressive Corporation and its subsidiaries file a consolidated federal income tax return. All federal income tax years prior to 2021 are generally closed to examination; however, 2016 remains open for a tax credit partnership investment. The statute of limitations also remains open for the final consolidated federal income tax return for the Protective Insurance Corporation and subsidiaries for the period from January 1, 2021 through the June 2021 acquisition date. The statute of limitations for state income tax purposes generally remains open for three to four years from the return filing date, depending upon the jurisdiction. There has been no significant state income tax audit activity.